Income Taxes - Schedule of Tax Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Contingencies [Abstract]
Gross tax contingencies - January 1	$ 516	$ 545
Gross decreases for current year		(29)
Gross increases for current year	964
Gross tax contingencies - December 31	$ 1,480	$ 516